Income taxes payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income taxes payable
Income tax payable	¥ 1,711	¥ 32,477
Total	¥ 1,711	¥ 32,477